INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details 1
Net income before income taxes	$ 5,424,050	$ 5,668,298	$ 2,301,757
Combined statutory tax rate	26.00%	26.00%	26.00%
Income tax expense at the Canadian statutory rate	$ 1,410,252	$ 1,473,757	$ 598,457
Reconciling items:
Effect of difference in foreign tax rates	285,045	306,927	123,437
Non-deductible/non-taxable items	601,485	700,143	14,510
Change in unrecognized deductible temporary differences	1,085,984	1,408,398	(95,120)
Impact of foreign exchange	(491,641)	777,498	801,804
Special mining duties	511,271	780,243	213,889
Expiry of tax losses			320,133
Impact of change of tax rates	(321,670)
Revisions to estimates	(248,421)	(1,094,616)	(39,224)
Share issue costs and other items	(61,716)	(187,583)	(14,216)
Income tax expense recognized in the year	$ 2,770,589	$ 4,164,767	$ 1,923,670